Consolidated statements of income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Health care services	€ 14,531,636	€ 13,505,363	€ 12,439,205
Health care products	3,251,936	3,064,352	3,015,653
Revenue	17,783,572	16,569,715	15,454,858
Costs of revenue:
Health care services	10,362,046	9,631,341	8,887,855
Health care products	1,417,806	1,322,428	1,389,837
Costs of revenue	11,779,852	10,953,769	10,277,692
Gross Profit	6,003,720	5,615,946	5,177,166
Operating (income) expenses:
Selling, general and administrative	3,577,776	3,119,172	2,948,885
Research and development	130,704	146,511	128,128
Income from equity method investees	(67,199)	(58,639)	(28,348)
Operating income	2,362,439	2,408,902	2,128,501
Other (income) expense:
Interest income	(43,297)	(42,139)	(105,070)
Interest expense	397,187	408,508	457,895
Income before income taxes	2,008,549	2,042,533	1,775,676
Income tax expense	454,015	622,481	565,026
Net income	1,554,534	1,420,052	1,210,650
Net income attributable to noncontrolling interests	274,746	276,072	255,704
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 1,279,788	€ 1,143,980	€ 954,946
Basic earnings per share (in dollars per share)	€ 4.17	€ 3.74	€ 3.14
Fully diluted earnings per share (in dollars per share)	€ 4.16	€ 3.73	€ 3.13